UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 DECEMBER 2002

Check here if Amendment [ ];               Amendment Number: ___
       This Amendment (Check only one):           [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         CAZENOVE FUND MANAGEMENT LIMITED
                              12 Moorgate
                              London, England EC2R 6DA

Form 13F File Number:               028-06525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            TOBY HENRY JOHN DE CARTERET HAMPDEN-ACTON
Title:           Compliance Officer
Phone:           +44 (0)20 7825 9031
Signature, Place, and Date of Signing:

/s/ TOBY HAMPDEN ACTON          London, England                27 JANUARY 2003
[Signature]                     [City, State]                  [Date]

Report Type:

[|X|]      13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                                                         Form 13F SUMMARY PAGE




Report Summary:
Number of Other Included Managers:                                          0
Form 13F Information Table Entry Total:                                     96
Form 13F Information Table Value Total:                                $384,746
                                                                    (thousands)

List of Other Included Managers:
NONE

                        Cazenove Fund Management Limited
                           Form 13F Information Table


------------------------ ----------- ---------- ---------- -------- --------- --------- ----------  ---------- --------------------
    Name of issuer       Title of    CUSIP         Value   Shrs or   SH/PRN    Put/Call Investment  Other      Voting authority
                           class                 (x$1000)  prn amt                      discretion  managers
------------------------ ----------- ---------- ---------- -------- --------- --------- ----------  ---------- --------------------

                                                                                                               Sole    Shared   None
------------------------ ----------- ---------- ---------- -------- --------- --------- ---------- ---------- ------- --------- ----

3M COMPANY               COM STK      88579Y101      298     2,420       Sh              Sole         N/A       2,420
                         USD0.01


ABBOTT LABORATORIES      COM STK      002824100      850    21,254       Sh              Sole         N/A      21,254
                         NPV


ALCOA INC                COM STK      013817101    2,568   112,727       Sh              Sole         N/A     112,727
                         USD1


AMERICAN INTERNATIONAL   COM STK      026874107      443     7,662       Sh              Sole         N/A       7,662
GROUP INC                USD2.50


AMERICREDIT CORP         COM STK      03060R101      675    87,239       Sh              Sole         N/A      87,239
                         USD0.01


AMERISOURCEBERGEN        COM CLASS    03073E105   10,341   190,400       Sh              Sole         N/A     190,400
CORPORATION              A USD0.01


ANHEUSER-BUSCH COS INC   COM STK      035229103      962    19,870       Sh              Sole         N/A      19,870
                         USD1


AOL TIME WARNER INC      COM STK      00184A105    2,867   218,846       Sh              Sole         N/A     218,846
                         USD0.01


AON CORP                 COM STK      037389103      718    38,000       Sh              Sole         N/A      38,000
                         USD1


APPLIED INDUSTRIAL       COM STK      03820C105      191    10,125       Sh              Sole         N/A      10,125
TECHNOLOGIES INC         NPV


APPLIED MATERIALS INC    COM STK      038222105      214    16,400       Sh              Sole         N/A      16,400
                         USD0.01


AT&T WIRLESS SERVICES    COM STK      00209A106      395    69,911       Sh              Sole         N/A      69,911
GROUP                    USD0.01


AU OPTRONICS CORPN       ADS EACH     002255107      833   144,585       Sh              Sole         N/A     144,585
                         REPR 10
                         COM (SPON)


BANK OF AMERICA          COM STK      060505104    9,073   130,416      Sh               Sole         N/A     130,416
CORPORATION              USD0.01


BAUSCH & LOMB INC        COM STK      071707103      643    17,848      Sh               Sole         N/A      17,848
                         USD0.40


BEAR STEARNS COMPANIES   COM STK      073902108      232     3,900      Sh               Sole         N/A       3,900
INC                      USD1


BERKSHIRE HATHAWAY INC   CNV          084670108      655         9      Sh               Sole         N/A           9
                         CLASS'A'USD5


BP                       ADR-EACH     055622104      326     6,220      Sh               Sole         N/A       6,220
                         CNV INTO
                         6 ORD
                         USD0.25(MGT)


BRISTOL-MYERS SQUIBB CO  COM STK      110122108      279    12,050      Sh               Sole         N/A      12,050
                         USD0.10


CAMPBELL SOUP CO         CAP STK      134429109    1,165    49,638      Sh               Sole         N/A      49,638
                         USD0.0375


CHEVRON TEXACO           COM STK      166764100   12,646   190,226      Sh               Sole         N/A     190,226
CORPORATION              USD0.75


CITIGROUP INC            COM          172967101    5,716   162,430      Sh               Sole         N/A     162,430
                         USD0.01


COCA-COLA CO             COM STK      191216100    3,533    80,597      Sh               Sole         N/A      80,597
                         USD0.25


COLGATE-PALMOLIVE CO     COM STK      194162103    7,303   139,285      Sh               Sole         N/A     139,285
                         USD1


COMCAST CORPORATION      'A'SPL       20030N200      946    41,894      Sh               Sole         N/A      41,894
                         COM USD1


COMPANIA VALE DO RIO     SPONS ADR    204412209      209     7,600      Sh               Sole         N/A       7,600
DOCE                     REP 1
                         PREF SH
                         NPV


DE RIGO SPA              SPON ADR     245334107       42    10,000      Sh               Sole         N/A      10,000
                         EACH REPR
                         1 ORD
                         ITL500


DELL COMPUTERS           COM STK      247025109    6,805   254,500      Sh               Sole         N/A     254,500
                         USD0.01


DOVER CORP               COM STK      260003108      459    15,744      Sh               Sole         N/A      15,744
                         USD1


DU PONT(E.I.)DE          COM STK      263534109      890    21,000      Sh               Sole         N/A      21,000
NEMOURS & CO             USD0.30


ELCOM INTERNATIONAL      COM STK      284434107        2    11,000      Sh               Sole         N/A      11,000
                         USD0.01


EMC CORP MASSACHUSETTS   COM STK      268648102    4,864   792,160      Sh               Sole         N/A     792,160
                         USD0.01


EXXON MOBIL CORP         COM STK      30231G102   25,407   727,166      Sh               Sole         N/A     727,166
                         NPV


FIRST DATA CORP          COM STK      319963104   12,344   348,598      Sh               Sole         N/A     348,598
                         USD0.01


FUEL-TECH NV             COM STK      359523107       81    19,435      Sh               Sole         N/A      19,435
                         USD0.01


GENERAL ELECTRIC CO      COM STK      369604103    2,757     113,207     Sh              Sole         N/A     113,207
                         USD0.06


GLAXOSMITHKLINE          ADR EACH     37733W105      642      17,132     Sh              Sole         N/A      17,132
                         CNV INTO
                         2 ORD 25P


GRUPO AEROPORTUARIO      ADS EACH     40051E202      145      12,300     Sh              Sole         N/A      12,300
DEL SURESTE SA           REPR 10
                         SER'B'
                         SHS NPV


HALLMARK FINANCIAL       COM STK      406240104       23      32,500     Sh              Sole         N/A      32,500
SERVICES INC             USD0.03


HDFC BANK                ADS EACH     40415F101      168      12,500     Sh              Sole         N/A      12,500
                         REPR 3
                         INR10(MGT)


HONEYWELL                COM STK      438516106      202       8,400     Sh              Sole         N/A       8,400
INTERNATIONAL INC        USD1


INGERSOLL-RAND           COM          G4776G101    6,627     153,910     Sh              Sole         N/A     153,910
CO(BERMUDA)              CLASS'A'
                         USD2


INTEL CORP               COM          458140100   10,042     644,935     Sh              Sole         N/A     644,935
                         USD0.001


INTERNATIONAL BUS MACH   COM STK      459200101    5,118      66,039     Sh              Sole         N/A      66,039
CORP                     USD0.20


IONA TECHNOLOGIES        ADS EACH     46206P109       84      29,400     Sh              Sole         N/A      29,400
                         REPR 1
                         ORD SHS


JANUS CAPITAL GROUP      COM STK       86083110      239      18,300     Sh              Sole         N/A      18,300
                         USD0.01


JOHNSON & JOHNSON        COM STK      478160104   12,409     231,043     Sh              Sole         N/A     231,043
                         USD1


JP MORGAN CHASE & CO     COM USD1     46625H100    1,758      73,261     Sh              Sole         N/A      73,261


KBK CAPITAL CORP         COM STK      482412103        9      11,000     Sh              Sole         N/A      11,000
                         USD0.01


KOOKMIN BANK             ADR EACH     50049M109      584      16,507     Sh              Sole         N/A      16,507
                         REPR ONE
                         ORD
                         KRW5000
                         LVLII(SPON


KOOR INDUSTRIES          ADR-EACH     500507108       21      10,000     Sh              Sole         N/A      10,000
                         REPR 0.20
                         ORD SHS
                         ILS0.001


KOREA ELECTRIC POWER     SPON ADR     500631106      354      41,700     Sh              Sole         N/A      41,700
CORP                     EACH REPR
                         0.5
                         KRW5000


KRAFT FOODS INC          COM STK      50075N104      509      13,070     Sh              Sole         N/A      13,070
                         NPV CLS'A'


KT CORPORATION           SPON ADR     48268K101      312      14,500     Sh              Sole         N/A      14,500
                         EACH REP
                         1/2 ORD
                         KRW5000


L3 COMMUNICATIONS        COM STK      502424104    9,378     208,820     Sh              Sole         N/A     208,820
                         USD0.01


LEHMAN BROS HLDGS        COM STK      524908100   11,506     215,915     Sh              Sole         N/A     215,915
                         USD0.10


LIBERTY MEDIA CORP       SER 'A'      530718105    1,253     140,190     Sh              Sole         N/A     140,190
                         COM
                         USD0.01


LUCENT TECHNOLOGIE       COM STK      549463107       19      15,380     Sh              Sole         N/A      15,380
                         USD0.01


LUXOTTICA GROUP          ADR-EACH     55068R202      427      31,250     Sh              Sole         N/A      31,250
                         CNV INTO
                         1 ORD
                         EUR0.06(BNY)


MACERICH CO              COM STK      554382101      215       7,000     Sh              Sole         N/A       7,000
                         USD0.01


MARSH & MCLENNAN         COM USD1     571748102    1,422      30,768     Sh              Sole         N/A      30,768
COMPANIES INC


MBIA INC                 COM STK      55262C100    8,662     197,495     Sh              Sole         N/A     197,495
                         USD1


MCDONALD'S CORPORATION   COM          580135101      398      24,736     Sh              Sole         N/A      24,736
                         USD0.01


MERCK & CO INC           COM STK      589331107    2,006      35,428     Sh              Sole         N/A      35,428
                         USD0.01


MERRILL LYNCH & CO INC   COM STK      590188108   10,505     276,820     Sh              Sole         N/A     276,820
                         USD1.333


MICROSOFT CORP           COM STK      594918104   18,840     364,417     Sh              Sole         N/A     364,417
                         USD0.0000125


NOKIA OYJ                ADR EACH     654902204      527      34,000     Sh              Sole         N/A      34,000
                         REPR 1
                         EUR0.06
                         SER'A'


NORTEL NETWORKS          COM NPV      656568102       20      12,230     Sh              Sole         N/A      12,230
CORPORATION


OMNICOM GROUP INC        COM STK      681919106    8,644     133,810     Sh              Sole         N/A     133,810
                         USD0.15


ORACLE CORP              COM STK      68389X105      297      27,500     Sh              Sole         N/A      27,500
                         USD0.01


PALL CORP                COM STK      696429307      757      45,392     Sh              Sole         N/A      45,392
                         USD0.10


PEPSICO INC              CAP STK      713448108   20,417     483,587     Sh              Sole         N/A     483,587
                         USD0.0166


PFIZER INC               COM STK      717081103   20,894     683,495     Sh              Sole         N/A     683,495
                         USD0.05


PHILIP MORRIS COS INC    COM STK      718154107   12,952     319,575     Sh              Sole         N/A     319,575
                         USD0.333


POSCO                    ADR EACH      73045010    9,652     390,280     Sh              Sole         N/A     390,280
                         REP 1/4
                         KRW5000
                         LVL111(BNY)


PROCTER & GAMBLE CO      COM STK      742718109   11,108     129,257     Sh              Sole         N/A     129,257
                         NPV


SMURFIT-STONE            COM STK      832727101    7,898     513,173     Sh              Sole         N/A     513,173
CONTAINER CORP           USD0.01


SOURCINGLINK NET INC     COM STK      836171209        3      20,600     Sh              Sole         N/A      20,600
                         USD0.001


SOUTHERN CO.             COM STK      842587107    8,732     307,570     Sh              Sole         N/A     307,570
                         USD5


SPRINT CORP              COM STK      852061100      286      19,776     Sh              Sole         N/A      19,776
                         USD2.00(FON
                         GROUP)


SPRINT CORP              PCS GROUP    852061506       61      13,888     Sh              Sole         N/A      13,888
                         COM USD1


ST PAUL COMPANIES INC    COM STK      792860108      281       8,238     Sh              Sole         N/A       8,238
                         NPV


SYSCO CORP               COM STK      871829107      213       7,150     Sh              Sole         N/A       7,150
                         USD1


TAIWAN SEMICONDUCTOR     ADS EACH     874039100       92      13,100     Sh              Sole         N/A      13,100
MANUFACTURING            CNV INTO
                         5 ORD
                         TWD10


THERMO ELECTRON CORP     COM STK      883556102      354      17,585     Sh              Sole         N/A      17,585
                         USD1


TRAVELERS PROPERTY       COM          89420G406    7,785     531,432     Sh              Sole         N/A     531,432
CASUALTY                 CL'B'USD0.01


TYCO INTERNATIONAL LTD   COM STK      902124106      471      27,578     Sh              Sole         N/A      27,578
                         USD0.20


UNITED TECHNOLOGIES      COM STK      913017109   13,478     217,597     Sh              Sole         N/A     217,597
CORP                     USD1


VIA NET.WORKS INC        COM STK      925912107       26      38,345     Sh              Sole         N/A      38,345
                         USD0.001


VIACOM INC               NON VTG      925808107    7,243     177,705     Sh              Sole         N/A     177,705
                         COM STK
                         USD0.01
                         CLASS'B'


VIVENDI UNIVERSAL        ADR EACH     92851S204      306      19,040     Sh              Sole         N/A      19,040
                         REPR 1
                         ORD EUR5.5


W.P.STEWART HLDGS        COM STK      G84922106      864         800     Sh              Sole         N/A         800
                         USD2


WACHOVIA CORP            COM STK      929903102      315       8,640     Sh              Sole         N/A       8,640
                         USD3.333
                         1/3


WAL-MART STORES INC      COM STK      931142103    9,594     189,939     Sh              Sole         N/A     189,939
                         USD0.10


WELLS FARGO & CO         COM STK      949746101   10,300     219,765     Sh              Sole         N/A     219,765
                         USD1 2/3


WYETH                    COM          983024100    9,567     255,792     Sh              Sole         N/A     255,792
                         USD0.333

